Interest expense and finance costs (Details) - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Interest Expense And Finance Costs [Line Items]
Interest incurred	$ 4,303,181	$ 3,833,148
Amortization of deferred financing charges	607,740	600,463
Interest expense and finance costs	$ 4,910,921	$ 4,433,611